Goodwill and Intangible Assets - Summary of Key Assumption Used value in Calculation (Details)	Dec. 31, 2018
International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Discount Rate (pre-tax)	11.20%
Discount Rate (after-tax)	11.00%
Perpetual Growth Rate	3.00%
Revenue growth rate	7.80%
International | Minimum
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	6.60%
Adjusted EBITDA Margin as % of Revenue	38.90%
CAPEX as % of Revenue	4.50%
International | Maximum
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	11.50%
Adjusted EBITDA Margin as % of Revenue	43.00%
UNITED KINGDOM
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Discount Rate (pre-tax)	9.30%
Discount Rate (after-tax)	8.20%
Perpetual Growth Rate	3.00%
Revenue growth rate	4.00%
UNITED KINGDOM | Minimum
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	4.00%
Adjusted EBITDA Margin as % of Revenue	26.90%
CAPEX as % of Revenue	4.50%
UNITED KINGDOM | Maximum
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	13.40%
Adjusted EBITDA Margin as % of Revenue	30.50%
Australia
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Discount Rate (pre-tax)	14.10%
Discount Rate (after-tax)	10.50%
Perpetual Growth Rate	2.00%
Revenue growth rate	7.90%
Australia | Minimum
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	3.90%
Adjusted EBITDA Margin as % of Revenue	16.50%
CAPEX as % of Revenue	4.40%
Australia | Maximum
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Revenue growth rate	11.50%
Adjusted EBITDA Margin as % of Revenue	19.40%
CAPEX as % of Revenue	5.40%